Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash and Cash Equivalent	¥ 38,659	$ 5,327	¥ 72,722
Cash and cash equivalents [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash and Cash Equivalent	25,373		42,977
Cash and cash equivalents [Member] | RMB [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash and Cash Equivalent	25,373		42,977
Cash and cash equivalents [Member] | US$ [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash and Cash Equivalent	¥ 13,286	$ 1,851	¥ 29,745	$ 4,192